REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 89,974	$ 90,478
Net Income (Loss)	1,000	(379)
Other Comprehensive Income - Translation adjustment	(105)	(15)
Other	0	(110)
Balance as of the end of the year	$ 90,869	$ 89,974